UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001970036

FIGRE Trust 2026-EXP2

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Todd Stevens (973) 985-3682

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

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INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of Third Party Due Diligence Reports Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

Exhibit 99.1:	Independent Accountants’ Agreed-Upon Procedures Report, dated August 12, 2026 of KPMG LLP.

Exhibit 99.2:	Visionet Systems, Inc. Executive Summary

Exhibit 99.3:	Visionet Systems, Inc. Valuation Securitization Report

Exhibit 99.4:	Visionet Systems, Inc. Securitization Rebuttal Findings, Summary

Exhibit 99.5:	Visionet Systems, Inc. Securitization Rebuttal Findings, Loan Summary

Exhibit 99.6:	Visionet Systems, Inc. Securitization Rebuttal Findings, Exception Report

Exhibit 99.7:	inTENT Fulfillment, LLC Executive Narrative, dated August 9, 2026

Exhibit 99.8:	inTENT Fulfillment, LLC Summary, Grading Summary

Exhibit 99.9:	inTENT Fulfillment, LLC Summary, Loan Summary

Exhibit 99.10:	inTENT Fulfillment, LLC Summary, Exception Report

Exhibit 99.11:	inTENT Fulfillment, LLC Summary, HELOC Valuation Summary

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Figure HELOC Master Depositor Trust
(Depositor)
By: Figure Lending LLC, as sole member
By: Figure Lending Corp.

By:	/s/ Todd Stevens
Name:	Todd Stevens
Title:	Chief Capital Officer

Date: August 17, 2026

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